Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Inventories [Line Items]
Work-in-process	$ 41,164	$ 26,561
Finished goods	30,502	49,204
Total Inventory	134,608	136,643
Cannabis
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	36,233	38,618
Non Cannabis
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	$ 26,709	$ 22,260